Net (Loss) Income Per Share (Reconciliation Of The Numerator And Denominator Of Basic And Diluted Net (Loss) Income Per Share) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
INCOME (LOSS) FROM CONTINUING OPERATIONS	$ 19,481	$ 48,953	$ 40,575	$ (47,401)	$ 10,596	$ 91,680	$ 80,688	$ 58,660	$ 61,608	$ 241,624	$ (50,871)
Less: Net (loss) income from continuing operations attributable to noncontrolling interests									(399)	0	0
Income (loss) from continuing operations attributable to Endo International plc ordinary shareholders									62,007	241,624	(50,871)
Loss from discontinued operations attributable to Endo International plc ordinary shareholders, net of tax	(72,724)	(301,002)	(20,189)	(385,877)	(772,339)	(37,065)	(32,577)	(32,057)	(783,326)	(926,963)	(689,466)
NET LOSS ATTRIBUTABLE TO ENDO INTERNATIONAL PLC	$ (53,483)	$ (252,084)	$ 21,160	$ (436,912)	$ (775,910)	$ 40,223	$ 34,999	$ 15,349	$ (721,319)	$ (685,339)	$ (740,337)
For basic per share data—weighted average shares	153,772	153,309	152,368	128,135	115,105	114,327	112,531	111,216	146,896	113,295	115,719
Dilutive effect of ordinary share equivalents									2,600	2,453	0
Dilutive effect of 1.75% Convertible Senior Subordinated Notes and warrants									7,234	4,081	0
For diluted per share data—weighted average shares	159,213	158,975	163,369	128,135	128,644	120,261	117,221	113,189	156,730	119,829	115,719